Convertible Preferred Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Convertible Preferred Stock
11.	Convertible Preferred Stock

Convertible preferred stock at December 31, 2018 consists of the following (in thousands, except share data):

	Shares authorized	Shares issued and outstanding	Amount		Liquidation preference
Series A	4,550,000	4,550,000	$12,405		$4,550
Series B	5,645,706	5,645,706	16,017		9,669
Series C	4,804,227	4,747,352	14,425		12,521
Series D	19,269,117	19,269,117	106,905		106,999
Series E	15,524,350	15,524,350	93,698		93,750
Series E-1	17,407,441	16,605,244	72,568	(1)	100,277
Series F	21,761,676	21,761,676	195,013		195,100
Series F-1	4,800,000	4,686,649	49,827		50,000

Total convertible preferred stock	93,762,517	92,790,094	$560,858		$572,866

(1)	Includes vested Series E-1 convertible preferred stock options of $1.8 million which are not included in the shares issued and outstanding.

Conversion

Each share of convertible preferred stock is convertible at the option of the holder into one fully paid and non-assessable share of common stock. The initial conversion price per share is $1.0000, $1.7127, $2.6374, $5.5529, $6.0389, $6.0389, $8.9653 and $10.6686 per share for the Series A convertible preferred stock, Series B convertible preferred stock, Series C convertible preferred stock, Series D convertible preferred stock, Series E convertible preferred stock, Series E-1 convertible preferred stock, Series F convertible preferred stock and Series F-1 convertible preferred stock, respectively.

Shares of convertible preferred stock are automatically converted into shares of the common stock upon the closing of a public offering, provided that our gross proceeds are not less than $25.0 million. Shares of Series A convertible preferred stock, Series B convertible preferred stock and Series C convertible preferred stock are automatically converted into shares of the common stock upon the affirmative vote of the holders of a majority of such shares, voting together as a single class on an as-converted basis. Shares of Series D convertible preferred stock and Series E convertible preferred stock are automatically converted into shares of the common stock upon the affirmative vote of the holders of the majority of such shares voting together as a single class on an as-converted basis. Shares of Series E-1 convertible preferred stock are automatically converted into shares of common stock upon the affirmative vote of the holders of the majority of such shares on an as-converted basis. Shares of Series F convertible preferred stock and Series F-1 convertible preferred stock are automatically converted into shares of the common stock upon the affirmative vote of the holders of the majority of such shares, voting together as a single class on as-converted basis.

Dividends

The holders of convertible preferred stock shall be entitled to receive dividends, when and if declared by our board of directors, out of any assets legally available, prior and in preference to any declaration or payment of any dividend on the common stock, equal to the greater of (a) in the case of the Series F-1 convertible preferred stock, $0.8535 per outstanding share per year from and after the date of first issuance of such share (subject to proportional adjustment in the event of a recapitalization), (b) in the case of the Series F convertible preferred stock, $0.7172 per outstanding share per year from and after the date of first issuance of such share (subject to proportional adjustment in the event of a recapitalization), (c) in the case of the Series E convertible preferred stock, $0.4831 per outstanding share per year from and after the date of first issuance of such share (subject to proportional adjustment in the event of a recapitalization) (d) in the case of the Series D convertible preferred stock, $0.4442 per outstanding share per year from and after the date of first issuance of such share (subject to proportional adjustment in the event of a recapitalization) and (e) in the case of all other junior convertible preferred stock, the dividend that would have been payable with respect to such share if it had first been converted to common stock.

Liquidation Preference

In the event of any liquidation event, the holders of Series F convertible preferred stock and Series F-1 convertible preferred stock shall be entitled to receive, on a pari passu basis, before any payment is made to the holders of the Series D convertible preferred stock and Series E convertible preferred stock or the common stock, an amount equal to the greater of (1) the applicable original issue price, plus any declared but unpaid dividends thereon or (2) such amount per share as would have been payable had each share been converted into common stock immediately prior to the liquidation event.

Upon completion of the distribution noted above, the holders of Series E convertible preferred stock and Series D convertible preferred stock shall be entitled to receive, on a pari passu basis, before any payment is made to the holders of the Series A convertible preferred stock, Series B convertible preferred stock, Series C convertible preferred stock or the common stock, an amount equal to the greater of (1) applicable the original issue price, plus any declared but unpaid dividends thereon or (2) such amount per share as would have been payable had each share been converted into common stock immediately prior to the liquidation event.

Upon completion of the distribution noted above, the holders of Series A convertible preferred stock, Series B convertible preferred stock, and Series C convertible preferred stock shall be entitled to receive, on a pari passu basis, before any payment is made to the holders of the Series E-1 convertible preferred stock or the common stock, an amount equal to the greater of (1) the applicable original issue price, plus any declared but unpaid dividends thereto, or (2) such amount per share as would have been payable had each share been converted into common stock immediately prior to the liquidation event.

Upon completion of the distribution noted above, our remaining assets available for distribution to shareholders shall be distributed with equal priority and pro rata among the holders of Series E-1 convertible preferred stock and common stock (not including the Series A convertible preferred stock, Series B convertible preferred stock, Series C convertible preferred stock, Series D convertible preferred stock, Series E convertible preferred stock, Series F convertible preferred stock and Series F-1 convertible preferred stock on an as-if converted basis).

Voting

Each holder of convertible preferred stock shall be entitled to vote on all matters submitted to a vote by shareholders and shall be entitled to that number of votes equal to the number of shares of common stock into which such holder’s shares of convertible preferred stock are convertible, at the record date. Except as otherwise expressed, the holders of shares of convertible preferred stock and common stock shall vote together as a single class on all matters.

Redemption

So long as 4.0 million shares of our Series D convertible preferred stock, Series E convertible preferred stock, Series F convertible preferred stock and Series F-1 convertible preferred stock (“Senior Preferred Stock”) are outstanding, we cannot, without the consent of the majority of the holders of the Senior Preferred Stock, on an as-converted basis, purchase or redeem any other class or series of capital stock, including preferred stock.

Classification

We have classified convertible preferred stock as mezzanine equity in the balance sheets as the shares are contingently redeemable upon a deemed liquidation such as a change in control and in that event there is no guarantee that all shareholders would be entitled to receive the same form of consideration. No accretion was recorded during the years ended December 31, 2017 and 2018 as a deemed liquidation event was not considered probable.

Series E-1 Convertible Preferred Stock Options

Included in convertible preferred stock is $1.8 million for the redemption value of outstanding Series E-1 convertible preferred stock options that are vested as of December 31, 2018. Upon the closing of a public offering these convertible preferred stock options will convert on a one-for-one basis to options in common stock with no adjustments to exercise price.